FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 3, 2009

Filed Via EDGAR (CIK #0000805650)

Securities and Exchange Commission

100 F Street NE
Washington, D.C. 20549

     RE:     FRANKLIN MANAGED TRUST (Registrant)

     File Nos. 033-09994 and 811-04894

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2009.

Sincerely yours,

FRANKLIN MANAGED TRUST

/S/ DAVID P. GOSS

David P. Goss

Vice President

DPG/ac